Expense Example	Jun. 03, 2025 USD ($)
Hedgeye Capital Allocation ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	325
Hedgeye Quality Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 224